FINANCIAL INSTRUMENTS - Classification and Measurement (Details) $ in Millions	Dec. 31, 2024 USD ($) property	Dec. 31, 2023 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	$ 8,549	$ 10,905
Fair value of financial assets	8,549	10,905
Carrying value of financial liabilities	60,623	77,610
Fair value of financial liabilities	$ 60,553	77,189
Number of properties securing acquired loan portfolio | property	75
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	$ 51,499	68,712
Fair value of financial liabilities	51,429	68,291
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	2,690	2,646
Fair value of financial liabilities	2,690	2,646
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	139	189
Fair value of financial liabilities	139	189
Derivatives | Other non-current liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	115	185
Fair value of financial liabilities	115	185
Derivatives | Accounts payable and other liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	356	977
Fair value of financial liabilities	356	977
Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	50	63
Loan payable | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	16	28
Fair value of financial liabilities	16	28
Accounts payable and other | Other non-current liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	601	694
Fair value of financial liabilities	601	694
Accounts payable and other | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	2,442	3,216
Fair value of financial liabilities	2,442	3,216
Loans and notes payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	2,765	963
Fair value of financial liabilities	2,765	963
Held for sale | Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	816	0
Held for sale | Accounts payable and other | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	82	57
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	924	1,792
Fair value of financial assets	924	1,792
Other non-current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	9	43
Fair value of financial assets	9	43
Other non-current assets | Amortized cost | Other marketable securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	28	28
Fair value of financial assets	28	28
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	378	581
Fair value of financial assets	378	581
Other non-current assets | FVTPL | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	3,416	3,240
Fair value of financial assets	3,416	3,240
Other non-current assets | FVTOCI/FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	100	192
Fair value of financial assets	100	192
Other non-current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	27	61
Fair value of financial assets	27	61
Current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	788	1,355
Fair value of financial assets	788	1,355
Current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	350	326
Fair value of financial assets	350	326
Current assets | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	58	49
Current assets | FVTPL | Loans in foreclosure
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	0	622
Fair value of financial assets	0	622
Current assets | FVTOCI/FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	265	299
Fair value of financial assets	265	299
Current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	11	25
Fair value of financial assets	11	25
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	2,253	2,341
Fair value of financial assets	2,253	2,341
Cash and cash equivalents | Amortized cost | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	$ 45	$ 0